UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	Western Asset Core Bond Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Western Asset Core Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexv, gained 3.93% during the six months ended June 30, 2014.

IV	Western Asset Core Bond Fund

Performance review

For the six months ended June 30, 2014, Class I shares of Western Asset Core Bond Fund returned 5.48%. The Fund’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned 3.93% for the same period. The Lipper Core Bond Debt

Funds Category Average1 returned 4.10% over the same time frame.

Performance Snapshot as of June 30, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	5.29%
Class C	4.90%
Class C1♦	5.00%
Class FI	5.24%
Class R	5.07%
Class I	5.48%
Class IS	5.52%
Barclays U.S. Aggregate Index	3.93%
Lipper Core Bond Debt Funds Category Average[1]	4.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including the returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2014 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.00%, 1.35%, 1.72%, 2.14%, 1.84%, 2.46% and 2.54%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C and Class R shares would have been 1.26% and 1.64%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.87%, 1.73%, 1.27%, 0.83%, 1.27%, 0.49% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly- owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 539 funds in the Fund’s Lipper category, and excluding sales charges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 (formerly Class C) shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Core Bond Fund	V

Investment commentary (cont’d)

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets is not expected to exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political risks. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Core Bond Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2014 and December 31, 2013 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.29%	$1,000.00	$1,052.90	0.90%	$4.58	Class A	5.00%	$1,000.00	$1,020.33	0.90%	$4.51
Class C	4.90	1,000.00	1,049.00	1.65	8.38	Class C	5.00	1,000.00	1,016.61	1.65	8.25
Class C1	5.00	1,000.00	1,050.00	1.29	6.56	Class C1	5.00	1,000.00	1,018.40	1.29	6.46
Class FI	5.24	1,000.00	1,052.40	0.81	4.12	Class FI	5.00	1,000.00	1,020.78	0.81	4.06
Class R	5.07	1,000.00	1,050.70	1.15	5.85	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	5.48	1,000.00	1,054.80	0.53	2.70	Class I	5.00	1,000.00	1,022.17	0.53	2.66
Class IS	5.52	1,000.00	1,055.20	0.45	2.29	Class IS	5.00	1,000.00	1,022.56	0.45	2.26

2	Western Asset Core Bond Fund 2014 Semi-Annual Report

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2014 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

4	Western Asset Core Bond Fund 2014 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

Western Asset Core Bond Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 34.8%
Consumer Discretionary — 2.8%
Automobiles — 0.7%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	$4,390,000	$4,535,810	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	4,090,000	4,134,945
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	2,810,000	3,587,788
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,810,000	6,821,306
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,310,000	1,329,933	(a)
Total Automobiles				20,409,782
Hotels, Restaurants & Leisure — 0.2%
Marriott International Inc., Senior Notes	5.810%	11/10/15	4,400,000	4,680,205
Internet & Catalog Retail — 0.0%
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	107,361
Media — 1.5%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	48,968
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	730,000	926,909
CBS Corp., Senior Notes	7.625%	1/15/16	2,750,000	3,027,714
Comcast Corp., Notes	5.875%	2/15/18	900,000	1,037,518
Comcast Corp., Senior Notes	6.300%	11/15/17	3,120,000	3,627,521
Comcast Corp., Senior Notes	3.600%	3/1/24	1,980,000	2,034,347
Comcast Corp., Senior Notes	5.650%	6/15/35	3,380,000	3,987,866
Comcast Corp., Senior Notes	6.950%	8/15/37	260,000	350,491
Comcast Corp., Senior Notes	6.550%	7/1/39	300,000	391,203
COX Communications Inc., Senior Notes	6.950%	6/1/38	70,000	85,771	(a)
COX Communications Inc., Senior Notes	4.700%	12/15/42	70,000	68,074	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	4,640,000	4,600,968	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	450,000	605,350
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	250,000	311,073
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,030,000	2,572,274
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	3,020,000	3,260,839
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	910,000	1,172,813
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	1,440,000	1,679,702
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	230,000	257,298
Time Warner Inc., Senior Debentures	7.700%	5/1/32	5,160,000	7,165,403
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,510,000	2,783,204
Time Warner Inc., Senior Notes	6.100%	7/15/40	220,000	258,243
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	409,139
Viacom Inc., Senior Notes	4.250%	9/1/23	2,230,000	2,339,473
WPP Finance UK, Senior Notes	8.000%	9/15/14	1,060,000	1,075,796
Total Media				44,077,957

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 0.4%
Autozone Inc., Senior Notes	6.950%	6/15/16	$5,620,000	$6,254,049
Home Depot Inc., Senior Notes	5.400%	3/1/16	4,250,000	4,586,145
Total Specialty Retail				10,840,194
Total Consumer Discretionary				80,115,499
Consumer Staples — 3.7%
Beverages — 0.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	5,140,000	5,934,120
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,422,551
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,930,000	3,765,867
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	960,000	1,082,212
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,610,000	3,592,062
Heineken NV, Senior Notes	1.400%	10/1/17	1,560,000	1,559,250	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	460,000	464,986
PepsiCo Inc., Senior Notes	7.900%	11/1/18	98,000	121,984
PepsiCo Inc., Senior Notes	4.000%	3/5/42	580,000	553,808
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,890,000	7,345,463	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	290,000	322,269	(a)
Total Beverages				27,164,572
Food & Staples Retailing — 0.6%
CVS Caremark Corp., Senior Notes	2.750%	12/1/22	210,000	202,835
CVS Caremark Corp., Senior Notes	5.750%	5/15/41	180,000	215,825
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	8,415,198	9,687,231
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	590,967	714,334
Kroger Co., Senior Notes	6.900%	4/15/38	1,220,000	1,578,873
Kroger Co., Senior Notes	5.150%	8/1/43	210,000	226,861
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	420,000	484,193
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	3,170,000	4,055,802
Total Food & Staples Retailing				17,165,954
Food Products — 0.9%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	2,408,000	2,738,963
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	3,280,000	3,367,789
Mondelez International Inc., Senior Notes	5.375%	2/10/20	8,812,000	10,129,394
Mondelez International Inc., Senior Notes	4.000%	2/1/24	3,320,000	3,438,833
WM Wrigley Jr. Co., Senior Notes	4.650%	7/15/15	1,070,000	1,113,758
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	690,682	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	2,230,000	2,286,617	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	740,000	766,157	(a)
Total Food Products				24,532,193

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — 1.3%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$3,590,000	$4,770,690
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,830,000	5,327,514
Altria Group Inc., Senior Notes	2.850%	8/9/22	4,020,000	3,868,390
Altria Group Inc., Senior Notes	9.950%	11/10/38	200,000	333,168
Altria Group Inc., Senior Notes	5.375%	1/31/44	1,970,000	2,157,808
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	1,990,000	2,001,757	(a)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	5,560,000	6,931,952
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	4,140,000	4,173,907
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	3,160,000	3,060,871
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	2,370,000	2,411,527
Reynolds American Inc., Senior Notes	7.750%	6/1/18	80,000	96,262
Reynolds American Inc., Senior Notes	3.250%	11/1/22	1,620,000	1,562,914
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,380,000	1,580,303
Total Tobacco				38,277,063
Total Consumer Staples				107,139,782
Energy — 4.5%
Energy Equipment & Services — 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	500,000	614,856
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	2,530,000	2,877,771
Petrofac Ltd., Senior Notes	3.400%	10/10/18	4,150,000	4,307,937	(a)
Transocean Inc., Senior Notes	6.375%	12/15/21	180,000	208,231
Total Energy Equipment & Services				8,008,795
Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	433,000	479,572
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	5,980,000	6,885,013
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	206,134
Apache Corp., Senior Notes	3.250%	4/15/22	1,470,000	1,512,018
Apache Corp., Senior Notes	5.100%	9/1/40	3,810,000	4,193,625
Apache Corp., Senior Notes	4.750%	4/15/43	590,000	618,310
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	167,298
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,750,000	2,784,007
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	494,212
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	1,900,000	2,601,820
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,810,000	1,823,273
Devon Energy Corp., Senior Notes	5.600%	7/15/41	3,170,000	3,669,129
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	930,000	1,306,392
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,910,000	3,009,755
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,350,000	4,689,296

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	$1,470,000	$1,713,733
Hess Corp., Notes	8.125%	2/15/19	480,000	603,823
Hess Corp., Notes	7.875%	10/1/29	1,850,000	2,549,269
Hess Corp., Notes	7.300%	8/15/31	980,000	1,302,953
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,200,000	1,541,232
Noble Energy Inc., Senior Notes	4.150%	12/15/21	5,520,000	5,934,806
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	3,760,000	3,811,768
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,833,000	16,288,357
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,312,892
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,070,000	3,267,708
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	2,380,000	2,453,899
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	2,800,000	3,046,400
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	2,723,000	2,910,342
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	8,140,000	8,483,752
Petroleos Mexicanos, Notes	6.375%	1/23/45	7,730,000	8,976,462	(a)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	4,719,000	4,608,104
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	514,000	573,753
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	137,000	160,290
Shell International Finance BV, Senior Notes	4.375%	3/25/20	4,200,000	4,672,517
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,253,996	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	5,400,000	5,590,453	(a)
Transocean Inc., Senior Notes	5.050%	12/15/16	720,000	782,152
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,633,000	3,114,210
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	31,329
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,223,000	1,594,512
Total Oil, Gas & Consumable Fuels				124,018,566
Total Energy				132,027,361
Financials — 13.0%
Banks — 7.1%
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,030,000	1,141,641
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,150,000	1,226,573
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	609,077
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,428,231
Bank of America Corp., Senior Notes	5.625%	7/1/20	470,000	540,704
Bank of America Corp., Senior Notes	3.300%	1/11/23	8,860,000	8,732,912
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,780,919
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,571,859
Bank of America Corp., Senior Notes	5.000%	1/21/44	6,750,000	7,161,365

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes	4.875%	4/1/44	$3,480,000	$3,591,134
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,710,000	1,939,848	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	100,000	138,321	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	3,390,000	3,471,363
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	6,056,207
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,411,000	3,601,010	(a)
Citigroup Inc., Senior Notes	6.000%	8/15/17	3,540,000	4,006,830
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,625,000	2,555,296
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,391,026
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	553,516
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	2,000,000	2,290,398
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,190,000	1,481,448
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	180,789	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	4,838,000	6,495,934	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	4.625%	12/1/23	4,370,000	4,618,850
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Subordinated Notes	5.750%	12/1/43	1,460,000	1,682,430
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	7,210,000	8,516,812	(a)(b)(c)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	506,893	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,380,000	2,449,320
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,550,000	5,125,575	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	1,330,000	1,367,112
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	9,680,000	9,794,369	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	10,000,000	9,587,500	(b)(c)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	2,271,000	2,367,175
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	7,599,000	8,243,646
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	649,703
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	5,285,000	5,951,512
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	3,060,000	3,003,448
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	117,377	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,860,000	6,361,182	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	1,500,000	1,603,125	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	700,000	714,437
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	4,220,000	4,968,928
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	5,045,000	5,310,680
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	8,760,000	9,181,899	(a)

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	$400,000	$413,902	(a)
Wachovia Bank N.A., Subordinated Notes	6.000%	11/15/17	1,130,000	1,294,644
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/11/14	20,320,000	19,710,400	(b)(c)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	11,048,023
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	2,410,000	2,543,280
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,607,253
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	667,649
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,270,000	2,258,893
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	155,821
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	528,019
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,950,000	2,234,029
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	2,000,000	2,040,000
Total Banks				207,570,287
Capital Markets — 2.0%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	841,640
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/11/14	700,000	560,000	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	570,000	578,856
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,760,485
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	6,340,000	7,181,806
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	442,930
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	1,021,869
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	370,299
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,430,000	1,455,681
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,508,007
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,800,000	8,295,340
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	8,585,000	9,448,136
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/11/14	1,430,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	(d)(e)(f)(g)
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	1,090,000	1,284,163
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	3,010,000	3,472,447
Morgan Stanley, Medium-Term Notes	0.678%	10/18/16	3,670,000	3,665,904	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	560,000	609,694
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,593,857
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,270,000	2,609,991
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	4,470,000	4,904,015
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	3,310,000	3,165,979	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS AG Stamford CT, Medium-Term Notes	5.750%	4/25/18	$459,000	$526,262
Total Capital Markets				57,297,361
Consumer Finance — 1.0%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,727
American Express Co., Subordinated Debentures	6.800%	9/1/66	4,720,000	5,192,000	(b)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	2,770,000	3,065,462
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,640,000	6,744,881
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	10,225,000	8,831,844
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	5,520,000	5,516,191
Total Consumer Finance				29,361,105
Diversified Financial Services — 1.6%
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	226,203
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,640,000	5,124,523
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	4,730,000	5,267,035
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,750,000	2,350,736
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	14,750,000	16,446,250	(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,180,000	4,180,000	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	1,470,000	1,481,025	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	5,260,000	5,825,450	(a)
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	4,040,000	4,508,022	(a)
Total Diversified Financial Services				45,409,244
Insurance — 0.8%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	7,770,000	8,692,688
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	100,000	114,158
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	739,550
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	9,047,000	10,110,023
Teachers Insurance & Annuity Association of America — College Retirement Equity Fund, Notes	6.850%	12/16/39	3,120,000	4,160,844	(a)
Total Insurance				23,817,263
Thrifts & Mortgage Finance — 0.5%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	10,120,000	11,043,136
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	3,510,000	3,719,572
Total Thrifts & Mortgage Finance				14,762,708
Total Financials				378,217,968
Health Care — 1.8%
Biotechnology — 0.1%
Amgen Inc., Senior Notes	3.875%	11/15/21	3,000,000	3,165,915

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Equipment & Supplies — 0.1%
Medtronic Inc., Senior Notes	4.450%	3/15/20	$2,730,000	$3,023,516
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	40,382
Total Health Care Equipment & Supplies				3,063,898
Health Care Providers & Services — 0.7%
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	383,328
Express Scripts Holding Co., Senior Notes	3.500%	11/15/16	9,090,000	9,651,662
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	981,394
Humana Inc., Senior Notes	4.625%	12/1/42	350,000	346,993
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,790,000	1,922,626
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	720,000	866,788
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,960,000	2,344,217
WellPoint Inc., Notes	5.875%	6/15/17	938,000	1,052,752
WellPoint Inc., Notes	7.000%	2/15/19	992,000	1,196,656
WellPoint Inc., Senior Notes	3.125%	5/15/22	2,270,000	2,266,645
Total Health Care Providers & Services				21,013,061
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,320,000	1,371,585
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	400,000	443,966
Total Life Sciences Tools & Services				1,815,551
Pharmaceuticals — 0.8%
AbbVie Inc., Senior Notes	1.750%	11/6/17	5,850,000	5,881,906
AbbVie Inc., Senior Notes	2.900%	11/6/22	2,990,000	2,891,435
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,390,000	3,346,188
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	1,110,000	1,128,166	(a)
Pfizer Inc., Senior Notes	6.200%	3/15/19	230,000	273,034
Pfizer Inc., Senior Notes	7.200%	3/15/39	2,310,000	3,267,118
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	1,774,000	2,084,132	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	70,000	71,835
Wyeth, Notes	5.950%	4/1/37	1,680,000	2,064,285
Zoetis Inc., Senior Notes	3.250%	2/1/23	760,000	751,789
Total Pharmaceuticals				21,759,888
Total Health Care				50,818,313
Industrials — 2.1%
Aerospace & Defense — 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	295,159
Boeing Co., Senior Notes	4.875%	2/15/20	4,990,000	5,689,109
Raytheon Co., Senior Notes	3.125%	10/15/20	1,420,000	1,468,814
Total Aerospace & Defense				7,453,082

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Air Freight & Logistics — 0.2%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	$4,720,000	$4,921,105
Airlines — 0.7%
Air 2 US, Notes	8.027%	10/1/19	3,118,531	3,305,643	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	195,181	230,314
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	2,917,638	3,289,637
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,878,429
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	1,348,671	1,449,822
United Airlines Inc., Pass-Through Certificates	6.820%	5/1/18	352,413	387,654
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	2,498,409	2,729,512
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	96,156	110,099
United Airlines Inc., Senior Secured Notes	6.648%	9/15/17	139,219	147,823
US Airways, Pass-Through Trust, Pass-Through Certificates	6.850%	1/30/18	4,802,435	5,186,630
Total Airlines				19,715,563
Building Products — 0.1%
Masco Corp., Senior Notes	6.125%	10/3/16	4,120,000	4,537,150
Commercial Services & Supplies — 0.1%
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,039,970
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,430,000	1,438,591
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	449,670
Total Commercial Services & Supplies				2,928,231
Electrical Equipment — 0.4%
ABB Finance U.S.A. Inc., Senior Notes	4.375%	5/8/42	380,000	387,835
Eaton Corp., Senior Notes	1.500%	11/2/17	1,280,000	1,281,586
Eaton Corp., Senior Notes	2.750%	11/2/22	7,590,000	7,349,352
Eaton Corp., Senior Notes	4.150%	11/2/42	2,150,000	2,080,346
Total Electrical Equipment				11,099,119
Industrial Conglomerates — 0.0%
General Electric Co., Senior Notes	4.500%	3/11/44	1,060,000	1,104,456
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	23,821
Total Industrial Conglomerates				1,128,277
Machinery — 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	1,790,000	1,810,354
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	757,202
Total Machinery				2,567,556
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	3.850%	9/1/23	7,665,000	7,984,531
Total Industrials				62,334,614

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — 0.3%
IT Services — 0.1%
MasterCard Inc., Senior Notes	3.375%	4/1/24	$3,450,000	$3,501,243
Software — 0.2%
Oracle Corp., Senior Notes	1.200%	10/15/17	4,960,000	4,953,363
Total Information Technology				8,454,606
Materials — 2.9%
Chemicals — 0.1%
Ecolab Inc., Senior Notes	4.350%	12/8/21	850,000	932,077
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	770,000	865,962
PPG Industries Inc., Senior Notes	6.650%	3/15/18	310,000	361,072
Total Chemicals				2,159,111
Metals & Mining — 2.7%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	210,000	250,438
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	1,710,000	1,701,313
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	2,510,000	2,499,581
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	4,730,000	4,948,876
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	550,000	661,888
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	7,980,000	8,203,887
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,310,000	2,552,977
Cliffs Natural Resources Inc., Senior Notes	3.950%	1/15/18	4,570,000	4,630,914
Cliffs Natural Resources Inc., Senior Notes	4.800%	10/1/20	1,410,000	1,379,778
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	240,000	236,717
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.375%	3/15/18	550,000	558,199
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.100%	3/15/20	2,110,000	2,130,862
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	2,170,000	2,148,951
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,170,000	1,167,022	(a)
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	60,000	61,027
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	2,570,000	2,652,746
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,880,000	2,464,774
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	6,240,000	6,528,787
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	970,000	1,042,607
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	340,000	358,090
Rio Tinto Finance USA PLC, Senior Notes	2.250%	12/14/18	260,000	265,034
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,470,000	6,867,597
Vale Overseas Ltd., Notes	8.250%	1/17/34	975,000	1,214,378
Vale Overseas Ltd., Notes	6.875%	11/21/36	6,129,000	6,785,048
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	7,986,000	8,199,226
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	830,000	913,281	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	$4,540,000	$4,591,429	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	4,034,000	(a)
Total Metals & Mining				79,049,427
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	2,220,000	2,294,490
Total Materials				83,503,028
Telecommunication Services — 2.5%
Diversified Telecommunication Services — 2.1%
AT&T Inc., Global Notes	5.800%	2/15/19	3,330,000	3,874,482
AT&T Inc., Senior Notes	4.450%	5/15/21	960,000	1,054,145
AT&T Inc., Senior Notes	3.875%	8/15/21	1,180,000	1,255,348
AT&T Inc., Senior Notes	4.350%	6/15/45	2,270,000	2,151,774
BellSouth Corp., Senior Bonds	5.200%	9/15/14	4,270,000	4,311,705
CenturyTel Inc., Senior Notes	6.000%	4/1/17	4,120,000	4,547,450
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	5,015,000	5,424,545
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	283,411
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	530,000	614,476
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,130,000	1,261,697
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	2,420,000	2,861,911
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	2,440,000	2,521,506
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,470,000	3,255,224
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	12,040,000	13,473,880
Verizon Communications Inc., Senior Notes	4.150%	3/15/24	1,810,000	1,889,915
Verizon Communications Inc., Senior Notes	7.750%	12/1/30	560,000	767,993
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	6,540,000	8,011,094
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	4,020,000	5,058,933
Total Diversified Telecommunication Services				62,619,489
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	3,286,903
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	2,080,000	2,306,034
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	4,981,008
Total Wireless Telecommunication Services				10,573,945
Total Telecommunication Services				73,193,434
Utilities — 1.2%
Electric Utilities — 1.0%
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	700,000	902,680
Duke Energy Corp., Senior Notes	3.550%	9/15/21	970,000	1,014,145
Exelon Corp., Bonds	5.625%	6/15/35	515,000	579,542

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
FirstEnergy Corp., Notes	7.375%	11/15/31	$8,515,000	$10,063,376
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,410,000	1,426,873
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,740,000	4,720,647
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,430,000	1,768,498
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	324,857
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	5,240,000	6,319,309
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,360,000	1,364,049
Total Electric Utilities				28,483,976
Gas Utilities — 0.2%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	30,000	33,724	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	5,390,000	7,365,047
Total Gas Utilities				7,398,771
Total Utilities				35,882,747
Total Corporate Bonds & Notes (Cost — $984,986,389)				1,011,687,352
Asset-Backed Securities — 6.9%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,348,196	1,389,389	(a)
Airspeed Ltd., 2007-1A G1W	0.422%	4/15/24	12,046,551	10,119,103	(a)(b)
Amortizing Residential Collateral Trust, 2002-BC1M A	0.834%	1/1/32	1,034,322	924,260	(b)(g)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.187%	7/25/32	1,084,769	1,043,988	(b)
Apidos CDO, 2013-16A A1	1.678%	1/19/25	500,000	499,250	(a)(b)
Apidos CDO, 2013-16A B	3.028%	1/19/25	4,550,000	4,481,750	(a)(b)
Apidos CDO, 2014-18A A1	1.643%	7/22/26	3,000,000	2,992,500	(a)(b)(g)
Argent Securities Inc., 2006-W4 A2B	0.262%	5/25/36	128,752	46,980	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.734%	3/12/26	7,900,000	7,899,850	(a)(b)
Avis Budget Rental Car Funding AESOP II LLC, 2012-2A A	2.802%	5/20/18	4,705,000	4,884,411	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	1,840,000	1,839,014	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,100,000	2,169,758	(a)
Bayview Financial Acquisition Trust, 2004-C A1	0.780%	5/28/44	78,738	78,465	(b)
Bayview Financial Acquisition Trust, 2005-B M1	0.600%	4/28/39	610,000	600,278	(b)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1	1.125%	12/25/34	4,792,645	4,474,577	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.722%	9/25/34	92,657	90,175	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-SD2 2A1	0.812%	12/25/44	271,021	271,196	(b)
Brazos Student Loan Finance Corp., 2009-1 AS	2.652%	12/27/39	5,900,000	6,543,761	(b)
Carlyle Global Market Strategies, 2013-4A A1	1.697%	10/15/25	1,000,000	1,001,920	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.027%	10/15/25	2,500,000	2,453,425	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.772%	1/25/33	256,111	247,498	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CIFC Funding Ltd., 2014-3A A	1.641%	7/22/26	$1,000,000	$1,000,000	(a)(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.772%	9/25/33	345,395	326,916	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.492%	12/25/36	708,864	414,706	(a)(b)
Covenant Credit Partners CLO Ltd., 2014-1A A	1.715%	7/20/26	1,250,000	1,243,125	(a)(g)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.581%	2/3/29	22,037	22,257	(a)(b)(g)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.647%	10/25/36	3,715,000	3,627,623	(a)
EFS Volunteer No. 2 LLC, 2012-1 A2	1.501%	3/25/36	3,100,000	3,187,318	(a)(b)
FBR Securitization Trust, 2005-5 M1	0.842%	11/25/35	10,261,000	8,570,408	(b)
Flatiron CLO Ltd., 2013-1A A1	1.690%	1/17/26	1,500,000	1,498,650	(a)(b)(g)
Flatiron CLO Ltd., 2013-1A B	3.040%	1/17/26	2,500,000	2,446,250	(a)(b)(g)
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	56,226	2,131	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.650%	2/20/32	1,150,000	1,052,529	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.656%	3/13/32	1,900,000	1,710,902	(b)
GSAA Home Equity Trust, 2005-6 A3	0.522%	6/25/35	7,567,344	7,229,046	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.582%	8/25/35	6,500,000	5,403,918	(b)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	2,430,000	2,416,671	(a)
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 A7	1.981%	11/15/46	1,100,000	1,102,090	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	0.332%	2/25/36	2,972,844	2,761,576	(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	0.342%	5/25/35	246,060	235,150	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.673%	1/21/31	103,079	95,608	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	0.593%	4/21/31	8,147,477	7,561,625	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.452%	11/25/34	3,197,455	3,166,283	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	1.082%	4/25/35	14,730,000	14,061,140	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.312%	10/25/36	2,568,022	1,243,436	(b)
Morgan Stanley Mortgage Loan Trust, 2007-3XS 2A1B	0.322%	1/25/47	1,310,452	531,176	(b)
Nelnet Student Loan Trust, 2004-4 A5	0.389%	1/25/37	161,932	160,307	(b)
Nelnet Student Loan Trust, 2013-5A A	0.782%	1/25/37	4,125,540	4,143,444	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.741%	4/15/26	2,060,000	2,060,000	(a)(b)(g)
North Carolina State Education Assistance Authority, 2012-1 A	0.950%	7/25/39	469,073	470,256	(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	6,121,840	6,281,345	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.932%	1/25/31	334,667	223,472	(b)
RAAC Series, 2007-RP2 A	0.852%	2/25/46	280,610	246,175	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.832%	3/25/33	78,594	69,523	(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.612%	6/25/31	171,637	157,531	(b)
SACO I Trust, 2005-08 A1	0.712%	11/25/35	52,832	52,618	(b)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SACO I Trust, 2005-10 1A	0.672%	6/25/36	$1,171,466	$1,563,290	(b)
Saranac CLO I Ltd., 2013-1A A1A	1.708%	10/26/24	2,750,000	2,743,125	(a)(b)
Saranac CLO Ltd., 2014-2A B	2.283%	2/20/25	750,000	732,750	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1	0.840%	5/25/35	258,804	242,301	(b)
Shackleton CLO Ltd., 2013-4A B1	2.244%	1/13/25	9,800,000	9,739,240	(a)(b)(g)
Shackleton CLO Ltd., 2013-4A C	3.244%	1/13/25	1,350,000	1,329,885	(a)(b)(g)
SLM Student Loan Trust, 2005-04 A3	0.349%	1/25/27	600,000	592,971	(b)
SLM Student Loan Trust, 2006-5 A5	0.339%	1/25/27	6,030,000	5,963,791	(b)
SLM Student Loan Trust, 2011-A A3	2.652%	1/15/43	3,125,000	3,336,041	(a)(b)
SLM Student Loan Trust, 2012-06 A3	0.902%	5/26/26	1,000,000	1,018,283	(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	2,888,494	2,859,609	(a)
Sound Point CLO Ltd., 2014-1A B1	2.152%	4/18/26	4,000,000	3,915,000	(a)(b)(g)
Structured Asset Investment Loan Trust, 2004-1 A3	0.952%	2/25/34	10,628,585	10,031,481	(b)
Structured Asset Securities Corp., 2002-AL1 A3	3.450%	2/25/32	2,272,466	2,244,012
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	1,445,629	1,498,422
Venture CDO Ltd., 2013-15A B1	2.277%	7/15/25	2,900,000	2,875,930	(a)(b)(g)
Venture CDO Ltd., 2013-15A C	3.327%	7/15/25	2,250,000	2,243,475	(a)(b)(g)
Venture CDO Ltd., 2014-16A A1L	1.868%	4/15/26	8,260,000	8,218,193	(a)(b)
Total Asset-Backed Securities (Cost — $197,155,504)				199,974,552
Collateralized Mortgage Obligations — 17.2%
ACRE Commercial Mortgage Trust	4.552%	6/15/30	1,880,000	1,921,290	(a)(b)
American Home Mortgage Assets, 2006-4 1A12	0.362%	10/25/46	1,347,724	882,065	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	0.492%	2/25/45	3,151,472	3,016,415	(b)
Banc of America Commercial Mortgage Inc., 2006-5 AM	5.448%	9/10/47	5,860,000	6,300,719
Banc of America Funding Corp., 2005-E 8A1	2.131%	6/20/35	117,016	76,725	(b)
Banc of America Funding Corp., 2006-H 1A1	2.583%	9/20/46	601,510	503,729	(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	5.161%	12/25/34	93,092	92,383	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	4.944%	2/25/35	33,065	32,140	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	5.163%	11/25/34	4,525,017	4,430,291	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AM	6.084%	6/11/50	2,375,000	2,685,529	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.322%	6/25/47	4,890,192	3,977,872	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.527%	1/15/46	700,000	743,057	(b)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	1.100%	6/15/31	2,970,000	2,970,000	(a)(b)
Citigroup Commercial Mortgage Trust, 2012-GC8 XA, IO	2.389%	9/10/45	15,767,293	1,718,398	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-HE2 A	0.552%	5/25/35	164,037	162,904	(a)(b)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	1,100,000	1,210,603	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
COMM Mortgage Trust, 2014-SAVA D	3.250%	6/15/34	$4,600,000	$4,600,000	(g)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	280,000	275,707
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,010,000	1,075,315
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	473,665	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.255%	10/10/46	210,000	226,982	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	447,928	(a)
Commercial Mortgage Trust, 2014-LC15 XA, IO	1.601%	4/10/47	37,104,927	3,282,116	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.607%	3/10/47	22,635,113	2,126,501	(b)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.412%	7/25/35	5,029,422	4,450,320	(b)
Countrywide Alternative Loan Trust, 2006-0A06 1A2	0.362%	7/25/46	1,044,993	889,608	(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	0.342%	7/25/46	1,514,298	1,270,178	(b)
Countrywide Alternative Loan Trust, 2006-0A10 4A1	0.342%	8/25/46	582,436	443,966	(b)
Countrywide Home Loans, 2005-09 2A1	0.372%	5/25/35	3,427,644	2,493,724	(b)
Countrywide Home Loans, 2005-11 3A3	2.488%	4/25/35	87,861	64,088	(b)
Countrywide Home Loans, 2005-R3 AF	0.552%	9/25/35	1,186,140	1,066,991	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.452%	5/25/35	5,254,085	4,598,475	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	2,698,000	2,956,784	(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.602%	6/25/34	627,123	580,091	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	0.442%	4/15/36	14,560,283	13,412,272	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.445%	10/19/45	1,964,569	1,722,206	(b)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	1,130,000	1,146,457	(a)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.701%	2/25/48	221,366	221,464	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	16,553	17,743
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	11,491	1,776
Federal Home Loan Mortgage Corp. (FHLMC), 283 IO, IO	3.500%	10/15/27	513,944	72,959
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	7,899,655	8,668,157
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.138%	11/15/36	1,142,907	153,704	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.348%	7/15/37	1,535,314	241,723	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.878%	9/15/37	2,715,093	381,881	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.078%	1/15/40	1,031,449	151,830	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	3,100,000	3,378,138
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	8,932,812	10,128,129
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.798%	10/15/41	3,790,541	751,317	(b)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.448%	11/15/41	$4,485,909	$819,084	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.898%	8/15/39	2,914,794	406,512	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.898%	7/15/42	525,008	112,458	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	5,051,537	696,640
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.898%	8/15/42	1,056,992	239,509	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.848%	8/15/42	3,548,734	821,209	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	2,730,802	524,749
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.998%	11/15/42	697,752	152,599	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.998%	11/15/42	825,262	188,654	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.998%	11/15/42	1,173,643	254,228	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.048%	5/15/39	2,395,888	468,602	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.098%	9/15/42	2,377,131	439,943	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	6,875,458	858,011
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	5.798%	2/15/44	1,786,500	416,275	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	5.848%	5/15/44	1,694,182	385,878	(b)
Federal Home Loan Mortgage Corp. (FHLMC), K037 X1, IO	1.199%	1/25/24	53,571,378	4,104,103	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	2,400	2,389
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	8,189,411	9,145,885
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.827%	7/25/21	13,837,102	1,314,677	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.363%	4/25/20	22,295,733	1,152,779	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.727%	10/25/21	8,767,466	811,219	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K017 X1, IO	1.588%	12/25/21	6,657,866	562,596	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K021 X1, IO	1.643%	6/25/22	8,771,130	837,222	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K024 X1, IO	1.022%	9/25/22	6,355,147	372,037	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.371%	6/25/21	14,112,779	1,006,269	(b)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.448%	11/25/36	3,533,516	746,324	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.328%	4/25/40	1,799,858	255,457	(b)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.428%	9/25/40	2,802,071	528,630	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	6,902,467

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.378%	12/25/40	$936,836	$122,529	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,226,157	1,413,971
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.488%	7/25/41	1,591,053	252,633	(b)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.548%	10/25/26	1,273,143	214,002	(b)
Federal National Mortgage Association (FNMA), 2011-117 LS, IO	6.448%	10/25/40	2,657,981	499,709	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	1,182,370	1,326,912
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	4,306,852	4,809,393
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	1,686,194	1,913,794
Federal National Mortgage Association (FNMA), 2012-070 HS, IO	5.848%	7/25/42	4,509,118	950,887	(b)
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.498%	2/25/41	1,364,517	261,318	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	5,206,241	581,702
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	287,228	266,162
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.498%	3/25/42	4,236,615	680,325	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	215,421	199,622
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.448%	7/25/42	1,447,157	258,621	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	3,838,340	487,871
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.948%	9/25/42	1,752,644	380,124	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.998%	11/25/42	2,141,445	454,630	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.998%	11/25/42	1,559,375	354,075	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.998%	11/25/42	2,449,112	578,646	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.998%	12/25/42	2,835,542	585,266	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.998%	12/25/42	823,994	187,286	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.998%	12/25/42	2,135,907	481,269	(b)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.998%	12/25/42	1,791,816	366,800	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	4,421,793	537,233
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	7,589,483	8,465,537
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	16,348,751	18,314,312
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	5,163,153	645,863
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.948%	7/25/43	2,152,221	449,627	(b)
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	5.998%	9/25/41	7,049,016	1,232,753	(b)

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.232%	1/25/24	$138,150,501	$1,268,180	(b)
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	1,640,571	287,596
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	526,412	90,059
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	263,067	44,418	(b)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	261,451	45,664	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	340,680	57,190
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	1,909,830	345,408
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	6,611,640	660,810
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	6,979,009	802,086
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	749,692	166,819
Federal National Mortgage Association (FNMA), IO	9.500%	2/1/17	1,832	177
Federal National Mortgage Association (FNMA), IO	1,009.500%	2/25/20	1	26
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	98	1,818
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	13,370	13,321
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	4,484,658	919,882
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	5,472,437	1,286,458
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	3,466,239	680,190
FREMF Mortgage Trust, 2014-K36 C	4.501%	12/25/46	2,120,000	2,177,503	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.856%	1/25/47	860,000	876,564	(a)(b)
GCCFC Commercial Mortgage Trust, 2007-GG9 AM	5.475%	3/10/39	2,834,000	3,052,660
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	6,165,000	6,473,219	(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,233,928
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.347%	3/20/39	1,192,270	158,300	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.327%	4/20/40	590,360	103,077	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,462,085

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.398%	4/16/34	$226,009	$10,231	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,900,000	3,156,702
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	6,700,000	7,217,066
Government National Mortgage Association (GNMA), 2010-076 CS, IO	6.397%	6/20/40	5,835,854	1,239,389	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.497%	1/20/40	1,330,468	194,875	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	17,505,000	18,814,356
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	2,108,719	140,500
Government National Mortgage Association (GNMA), 2010-106 SH, IO	5.847%	8/20/40	130,802	24,540	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.701%	3/20/60	3,731,665	3,728,127	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.151%	5/20/60	1,930,681	1,960,992	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.502%	8/20/58	1,337,323	1,330,896	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.532%	12/20/60	1,560,421	1,547,206	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.552%	12/20/60	4,350,958	4,320,684	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	5,900,000	6,481,634
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.947%	9/16/46	93,614,096	4,723,018	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.652%	1/20/61	2,571,853	2,564,055	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.652%	12/20/60	2,793,791	2,785,220	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.602%	2/20/61	2,537,812	2,524,488	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.632%	3/20/61	5,087,240	5,067,262	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.652%	3/20/61	3,526,628	3,515,530	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.289%	4/16/53	29,067,397	1,907,054	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.981%	3/16/49	44,926,532	2,771,608	(b)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	$4,855,137	$717,056
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	1,159,890	100,580
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.948%	8/16/42	3,344,335	538,407	(b)
Government National Mortgage Association (GNMA), 2012-100 IO, IO	0.826%	8/16/52	8,963,085	594,387	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.859%	2/16/53	70,265,473	4,673,357	(b)
Government National Mortgage Association (GNMA), 2012-114 IO, IO	1.037%	1/16/53	19,847,616	1,757,546	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	6.048%	10/16/42	2,969,617	600,903	(b)
Government National Mortgage Association (GNMA), 2012-125 IO, IO	0.859%	2/16/53	40,146,788	2,788,315	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.773%	9/16/51	101,579,164	6,788,332	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.124%	9/16/44	25,063,734	1,922,022	(b)
Government National Mortgage Association (GNMA), 2013-147 QS, IO, PAC	6.597%	12/20/39	5,046,554	918,283	(b)
Government National Mortgage Association (GNMA), 2013-152 HS, IO, PAC	6.547%	6/20/43	5,233,683	1,065,961	(b)
Government National Mortgage Association (GNMA), 2013-153 AB	2.900%	6/16/44	3,474,260	3,571,633	(b)
Government National Mortgage Association (GNMA), 2013-154 AB	2.900%	2/16/44	10,919,481	11,078,829	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.215%	2/16/46	25,410,000	2,092,488	(b)
Government National Mortgage Association (GNMA), 2013-178 A	2.250%	3/16/35	7,055,995	7,201,567
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.946%	6/16/55	17,442,405	1,124,948	(b)
Government National Mortgage Association (GNMA), 2013-187 S, IO	5.997%	12/20/43	3,447,210	703,060	(b)
Government National Mortgage Association (GNMA), 2013-193 AB	2.000%	12/16/49	4,596,825	4,616,058
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	5.998%	6/16/43	4,061,941	692,298	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.384%	2/16/48	27,336,247	2,255,514	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	1.040%	9/16/55	26,839,429	2,027,746	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2014-089 IO, IO	1.038%	1/16/57	$76,050,000	$7,102,766	(b)
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.372%	6/25/45	3,761,616	3,383,780	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.412%	10/25/45	723,446	641,836	(b)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	6.015%	7/10/38	1,800,000	1,952,746	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,630,000	1,795,028	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.502%	1/25/35	195,994	164,783	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.502%	3/25/35	8,271,595	7,244,735	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	588,398	596,142
HarborView Mortgage Loan Trust, 2005-9 2A1A	0.493%	6/20/35	568,044	544,339	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B	0.523%	6/20/35	11,987,415	11,322,018	(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	0.602%	7/25/34	293,856	292,224	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.502%	8/25/36	901,147	889,095	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.402%	4/25/37	4,790,217	4,429,337	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.574%	9/25/35	55,575	49,391	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	940,000	1,017,370	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	490,000	534,810	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 AM	5.372%	5/15/47	7,670,000	8,093,982
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	6.082%	2/12/51	1,845,000	2,074,524	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AMFX	5.930%	2/12/51	400,000	448,748	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2012-LC9 XA, IO	2.084%	12/15/47	12,322,976	1,240,394	(b)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	6.090%	7/15/44	840,000	938,983	(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.556%	6/15/36	1,552,376	4,008	(a)(b)(e)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.370%	9/15/45	930,000	1,059,372	(b)
Lehman XS Trust, 2005-7N 1A1B	0.452%	12/25/35	64,637	37,597	(b)
Luminent Mortgage Trust, 2006-1 A1	0.392%	4/25/36	350,089	240,979	(b)
Luminent Mortgage Trust, 2007-2 2A1	0.382%	5/25/37	165,471	114,906	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.179%	12/25/34	87,148	84,063	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	537,288	551,951	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	100,308	103,153	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.502%	5/25/35	785,354	659,884	(a)(b)
Merrill Lynch Mortgage Investors Inc., 1998-C1 A3	6.720%	11/15/26	833,329	882,888	(b)
Merrill Lynch Mortgage Investors Inc., 2005-A9 3A1	2.643%	12/25/35	62,012	55,825	(b)
Merrill Lynch Mortgage Trust, 2007-C1 A4	6.033%	6/12/50	620,000	692,667	(b)
MLCC Mortgage Investors Inc., 2006-1 1A	2.461%	2/25/36	267,654	255,121	(b)

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	2.029%	8/15/45	$10,136,457	$911,095	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 AS	3.476%	11/15/45	860,000	870,673
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	1,426,000	1,408,608
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	510,000	546,378	(b)
Morgan Stanley Capital I, 2007-IQ14 A4	5.692%	4/15/49	60,000	66,161	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.467%	10/25/34	416,373	412,097	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.506%	7/25/35	1,963,192	1,806,653	(b)
Mortgage IT Trust, 2005-1 1A1	0.472%	2/25/35	775,323	759,455	(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	306,697	316,337	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	255,954	240,949
Opteum Mortgage Acceptance Corp., 2005-2 AI3	0.472%	4/25/35	4,271,266	4,188,309	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	6,828,779	7,072,798	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	2,676,023	2,792,743	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	477,886	478,864	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	27,452,205	27,221,496	(a)
RBSCF Trust, 2013-GSP A	3.961%	1/13/32	2,906,000	3,039,124	(a)(b)
Residential Accredit Loans Inc., 2006-QO1O A1	0.312%	1/25/37	890,715	661,930	(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	4,352,247	4,462,807
Structured ARM Loan Trust, 2004-10 2A	2.387%	8/25/34	5,609,941	5,550,403	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	0.472%	10/25/35	724,388	637,249	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	2,243,537	2,291,217
UBS Barclays Commercial Mortgage Trust, 2012-C4 AS	3.317%	12/10/45	1,190,000	1,178,561	(a)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,000,000	993,242	(a)
Wachovia Bank Commercial Mortgage Trust, 2005-C17 B	5.287%	3/15/42	3,976,000	4,065,913	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	1,250,000	1,359,765
WaMu Mortgage Pass-Through Certificates, 2002-AR19 A6	2.449%	2/25/33	133,465	132,616	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.417%	9/25/33	41,646	42,475	(b)
WaMu Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	352,397	356,305
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A1	0.492%	1/25/45	506,065	472,098	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.422%	7/25/45	63,992	60,225	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.472%	8/25/45	7,115,482	6,767,613	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.442%	10/25/45	123,884	116,360	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.420%	12/25/45	$9,517,979	$9,034,266	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.440%	12/25/45	143,262	131,774	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.130%	9/25/36	387,192	342,322	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	10,438	11,044
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.078%	8/27/35	338,376	341,240	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.615%	4/25/36	1,521,919	1,466,301	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.503%	3/15/47	10,781,755	896,201	(b)
Total Collateralized Mortgage Obligations (Cost — $505,493,729)				499,360,865
Mortgage-Backed Securities — 27.3%
FHLMC — 3.6%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/16-11/1/39	986,851	1,103,634
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/20-3/1/38	4,029,102	4,410,048
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/24-4/1/32	719,169	818,277
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	6/1/32-9/1/39	1,562,407	1,760,742
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	6/1/33-8/1/35	4,491,981	5,010,130
Federal Home Loan Mortgage Corp. (FHLMC)	2.355%	10/1/35	863,891	918,679	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.545%	1/1/36	206,423	219,346	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.927%	1/1/37	7,841	8,253	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.190%	2/1/37	124,808	131,849	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.945%	4/1/37	73,636	77,607	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.636%	8/1/37	4,011,874	4,315,965	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.285%	1/1/38	244,932	260,032	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-8/1/43	4,597,578	4,869,205
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	11/1/42	92,041	94,729
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	7/14/44	3,000,000	3,083,673	(h)
Federal Home Loan Mortgage Corp. (FHLMC), Bonds	4.000%	3/1/42	2,723,476	2,889,127
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	25,758,974	28,181,544
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-9/1/35	165,982	178,611
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	23,631,552	25,203,425
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	7/17/29	200,000	211,406	(h)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-4/1/38	919,579	1,025,148
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	632,985	720,372
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	1,878,779	2,080,652
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	4/1/43	2,512,243	2,583,096

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	8/12/44	$15,700,000	$15,448,855	(h)
Total FHLMC				105,604,405
FNMA—20.3%
Federal National Mortgage Association (FNMA)	8.000%	5/1/15	1,166	1,170
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-5/1/44	51,559,662	56,131,774
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-8/1/43	47,532,778	50,530,956
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-5/1/42	14,527,268	15,745,945
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	16,441,760	18,559,709
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-5/1/28	169,382	178,779
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	7,188,768	8,018,571
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	6,270,177	6,279,346
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-5/1/40	4,330,350	4,882,732
Federal National Mortgage Association (FNMA)	2.500%	7/17/29	9,400,000	9,548,342	(h)
Federal National Mortgage Association (FNMA)	3.000%	7/17/29-7/14/44	81,400,000	84,249,096	(h)
Federal National Mortgage Association (FNMA)	3.500%	7/17/29-7/14/44	42,800,000	44,264,438	(h)
Federal National Mortgage Association (FNMA)	3.500%	6/1/33-5/1/43	56,934,703	58,801,108
Federal National Mortgage Association (FNMA)	2.721%	6/1/35	2,396,446	2,571,069	(b)
Federal National Mortgage Association (FNMA)	2.344%	7/1/35	563,525	601,757	(b)
Federal National Mortgage Association (FNMA)	2.253%	8/1/35	355,461	382,376	(b)
Federal National Mortgage Association (FNMA)	2.317%	9/1/35	711,359	756,433	(b)
Federal National Mortgage Association (FNMA)	2.435%	9/1/35	1,180,322	1,260,303	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	9,488,641	10,642,377
Federal National Mortgage Association (FNMA)	2.143%	10/1/35	3,338,150	3,522,062	(b)
Federal National Mortgage Association (FNMA)	2.250%	10/1/35	437,311	471,682	(b)
Federal National Mortgage Association (FNMA)	2.277%	10/1/35	549,169	586,801	(b)
Federal National Mortgage Association (FNMA)	2.362%	10/1/35	527,475	570,772	(b)
Federal National Mortgage Association (FNMA)	3.046%	10/1/35	777,072	829,029	(b)
Federal National Mortgage Association (FNMA)	2.097%	11/1/35	1,287,280	1,360,858	(b)
Federal National Mortgage Association (FNMA)	2.098%	11/1/35	1,172,751	1,243,315	(b)
Federal National Mortgage Association (FNMA)	2.110%	11/1/35	1,529,862	1,617,930	(b)
Federal National Mortgage Association (FNMA)	2.115%	11/1/35	1,028,605	1,087,415	(b)
Federal National Mortgage Association (FNMA)	2.116%	11/1/35	1,403,361	1,497,611	(b)
Federal National Mortgage Association (FNMA)	2.615%	9/1/36	564,360	609,421	(b)
Federal National Mortgage Association (FNMA)	2.425%	12/1/36	26,192	27,958	(b)
Federal National Mortgage Association (FNMA)	1.764%	2/1/37	9,467,612	9,903,886	(b)
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-2/1/43	4,822,396	4,742,607
Federal National Mortgage Association (FNMA)	4.000%	7/14/44-8/12/44	125,900,000	133,345,599	(h)
Federal National Mortgage Association (FNMA)	5.000%	7/14/44	49,300,000	54,746,112	(h)
Total FNMA				589,569,339

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — 3.4%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	$25,418	$25,730
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	84,136	95,467
Government National Mortgage Association (GNMA)	7.000%	6/15/23-5/15/32	92,734	98,507
Government National Mortgage Association (GNMA)	6.500%	10/15/23-10/20/37	15,046,645	17,316,691
Government National Mortgage Association (GNMA)	6.000%	3/15/26-11/20/41	16,195,692	18,453,369
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	597,432	673,808
Government National Mortgage Association (GNMA)	5.000%	1/15/40-11/20/40	2,416,961	2,685,616
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	12,319,444	13,494,112
Government National Mortgage Association (GNMA)	3.500%	7/21/44	1,200,000	1,247,906	(h)
Government National Mortgage Association (GNMA)	4.000%	7/21/44	32,500,000	34,780,076	(h)
Government National Mortgage Association (GNMA) II	6.000%	10/20/37-2/20/42	502,782	571,858
Government National Mortgage Association (GNMA) II	3.500%	7/21/44	8,200,000	8,541,454	(h)
Total GNMA				97,984,594
Total Mortgage-Backed Securities (Cost — $782,669,086)				793,158,338
Municipal Bonds — 0.2%
Illinois — 0.2%
Chicago, IL, GO, Taxable Project (Cost — $5,380,000)	6.314%	1/1/44	5,380,000	5,905,787
Sovereign Bonds — 4.9%
Chile — 0.1%
Corporacion Nacional del Cobre de Chile, Senior Notes	4.750%	10/15/14	1,750,000	1,769,707	(a)
Colombia — 0.4%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	11,700,000	13,104,000
Indonesia — 0.3%
Republic of Indonesia, Notes	3.750%	4/25/22	4,626,000	4,493,003	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	321,900	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,249,500	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	360,825	(i)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Indonesia — continued
Republic of Indonesia, Senior Notes	5.875%	1/15/24	$911,000	$1,005,516	(a)
Total Indonesia				7,430,744
Mexico — 1.9%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	135,744
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	172,364
United Mexican States, Senior Notes	4.750%	3/8/44	680,000	693,600
United Mexican States, Senior Notes	5.550%	1/21/45	48,980,000	55,714,750
Total Mexico				56,716,458
Poland — 0.6%
Republic of Poland, Senior Notes	4.000%	1/22/24	16,860,000	17,492,250
Russia — 0.5%
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	13,310,235	15,415,115	(i)
South Africa — 0.4%
Republic of South Africa, Senior Notes	5.875%	9/16/25	10,730,000	11,926,395
Turkey — 0.7%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,160,000	1,264,400
Republic of Turkey, Senior Bonds	5.750%	3/22/24	8,810,000	9,624,925
Republic of Turkey, Senior Notes	7.000%	3/11/19	1,870,000	2,152,370
Republic of Turkey, Senior Notes	7.500%	11/7/19	590,000	699,445
Republic of Turkey, Senior Notes	6.250%	9/26/22	2,180,000	2,456,424
Republic of Turkey, Senior Notes	6.625%	2/17/45	3,030,000	3,507,225
Total Turkey				19,704,789
Total Sovereign Bonds (Cost — $132,000,333)				143,559,458
U.S. Government & Agency Obligations — 6.4%
U.S. Government Agencies — 5.6%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	16,050,000	16,018,414
Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes	5.625%	11/23/35	12,290,000	13,059,575
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	15,110,000	21,458,300
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	66,300,000	58,262,186
Federal National Mortgage Association (FNMA), Notes	6.000%	4/18/36	110,000	119,414
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	5,878,997
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,054,136
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	1,790,000	1,700,803
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,343,559
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	10,810,000	10,137,229
Financing Corp. (FICO) Strip, Debentures	0.000%	3/7/19	7,280,000	6,691,601
Financing Corp. (FICO) Strip, Debentures	0.000%	6/6/19	880,000	801,726
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,119,591

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	$6,410,000	$6,011,067
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	1,240,000	1,117,877
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,473,439
Tennessee Valley Authority, Notes	5.250%	9/15/39	3,400,000	4,126,029
Total U.S. Government Agencies				161,373,943
U.S. Government Obligations — 0.8%
U.S. Treasury Bonds	3.750%	11/15/43	2,070,000	2,235,600
U.S. Treasury Bonds	3.375%	5/15/44	4,380,000	4,409,429
U.S. Treasury Notes	0.250%	9/15/14	270,000	270,095
U.S. Treasury Notes	0.250%	10/31/15	150,000	150,129
U.S. Treasury Notes	0.875%	4/15/17	3,010,000	3,017,290
U.S. Treasury Notes	1.500%	12/31/18	280,000	280,153
U.S. Treasury Notes	1.625%	4/30/19	4,300,000	4,308,063
U.S. Treasury Notes	1.500%	5/31/19	560,000	557,200
U.S. Treasury Notes	2.000%	5/31/21	90,000	89,325
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,088,760
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/30	1,720,000	1,049,050
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	14,430,000	5,330,529
Total U.S. Government Obligations				23,785,623
Total U.S. Government & Agency Obligations (Cost — $170,057,463)				185,159,566
U.S. Treasury Inflation Protected Securities — 1.7%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	13,171,727	16,757,941
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,867,638	4,582,044
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	16,238,723	14,741,707
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	14,993,792	15,284,296
Total U.S. Treasury Inflation Protected Securities (Cost — $51,828,182)				51,365,988

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Treasury 05-Year Notes, Call @ $120.00		8/22/14	89	21,555
U.S. Treasury 10-Year Notes, Call @ $125.00		7/25/14	62	39,719
U.S. Treasury 30-Year Bonds, Call @ $136.00		7/25/14	16	27,250
U.S. Treasury 30-Year Bonds, Call @ $137.00		7/25/14	45	48,515
U.S. Treasury 30-Year Bonds, Call @ $138.00		7/25/14	1	625
U.S. Treasury 30-Year Bonds, Put @ $135.00		7/25/14	31	8,719
Total Purchased Options (Cost — $117,785)				146,383
Total Investments before Short-Term Investments (Cost — $2,829,688,471)				2,890,318,289

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2014 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 13.7%
U.S. Government Agencies — 8.6%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.060%	10/17/14	$50,000,000	$49,992,500	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	11/26/14	13,000,000	12,996,789	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	11/28/14	25,000,000	24,993,750	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.055%	9/22/14	55,000,000	54,994,940	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.065%	9/24/14	55,000,000	54,994,830	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.080%	11/26/14	53,000,000	52,986,909	(j)
Total U.S. Government Agencies (Cost — $250,945,545)				250,959,718
U.S. Government Obligations — 2.3%
U.S. Treasury Bills (Cost — $67,999,954)	0.006-0.018%	7/3/14	68,000,000	67,999,954	(i)
Repurchase Agreements — 2.8%
Barclays Capital Inc. repurchase agreement dated 6/30/14; Proceeds at maturity — $28,518,032; (Fully collateralized by U.S. government obligations, 1.500% due 8/31/18; Market value — $29,088,348)	0.040%	7/1/14	28,518,000	28,518,000
Goldman Sachs & Co. repurchase agreement dated 6/30/14; Proceeds at maturity — $51,482,129; (Fully collateralized by U.S. government agency obligations, 1.660% due 12/10/18; Market value — $52,543,313)	0.090%	7/1/14	51,482,000	51,482,000
Total Repurchase Agreements (Cost — $80,000,000)				80,000,000
Total Short-Term Investments (Cost — $398,945,499)				398,959,672
Total Investments — 113.1% (Cost — $3,228,633,970#)				3,289,277,961
Liabilities in Excess of Other Assets — (13.1)%				(380,938,392)
Total Net Assets — 100.0%				$2,908,339,569

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of June 30, 2014.

(e)	Illiquid security.

(f)	Value is less than $1.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Core Bond Fund

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid by the Board of Directors, unless otherwise noted.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 5-Year Notes, Put	7/25/14	$119.00	120	$20,625
U.S. Treasury 10-Year Notes, Call	7/25/14	126.00	89	19,469
U.S. Treasury 10-Year Notes, Call	8/22/14	125.00	191	170,108
U.S. Treasury 10-Year Notes, Call	8/22/14	126.00	18	7,874
U.S. Treasury 10-Year Notes, Put	7/25/14	125.00	134	62,813
U.S. Treasury 10-Year Notes, Put	7/25/14	124.50	89	26,422
U.S. Treasury 10-Year Notes, Put	7/25/14	124.00	45	7,734
U.S. Treasury 10-Year Notes, Put	8/22/14	123.50	40	10,625
U.S. Treasury 30-Year Bonds, Call	8/22/14	138.00	71	78,767
U.S. Treasury 30-Year Bonds, Put	7/25/14	134.00	72	11,250
U.S. Treasury 30-Year Bonds, Put	7/25/14	133.00	55	4,297
U.S. Treasury 30-Year Bonds, Put	7/25/14	132.00	55	2,578
U.S. Treasury 30-Year Bonds, Put	8/22/14	135.00	67	43,969
Total Written Options (Premiums received — $549,226)				$466,531

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $3,228,633,970)	$3,289,277,961
Cash	616,730
Receivable for securities sold	211,117,770
Interest receivable	19,755,418
Deposits with brokers for open futures contracts	3,235,777
Deposits with brokers for OTC swap contracts	2,940,000
Receivable for Fund shares sold	2,146,735
Deposits with brokers for centrally cleared swap contracts	1,102,054
Deposits with brokers for open written options	729,419
OTC swaps, at value (net premiums paid — $284,491)	666,834
Receivable from broker — variation margin on open futures contracts	423,412
Principal paydown receivable	284,080
Deposits with brokers for open purchased options	228,830
Receivable for open OTC swap contracts	35,817
Prepaid expenses	91,344
Other assets	102,734
Total Assets	3,532,754,915

Liabilities:
Payable for securities purchased	615,537,917
Payable for Fund shares repurchased	2,975,923
OTC swaps, at value (premiums received — $0)	2,822,289
Investment management fee payable	1,017,352
Written options, at value (premiums received — $549,226)	466,531
Payable for open OTC swap contracts	341,619
Distributions payable	241,589
Service and/or distribution fees payable	241,356
Payable to broker — variation margin on centrally cleared swaps	52,515
Directors’ fees payable	23,062
Accrued expenses	695,193
Total Liabilities	624,415,346
Total Net Assets	$2,908,339,569

Net Assets:
Par value (Note 7)	$236,932
Paid-in capital in excess of par value	3,334,616,335
Undistributed net investment income	3,006,212
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(482,699,577)
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	53,179,667
Total Net Assets	$2,908,339,569

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	35

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	12,004,321
Class C	281,131
Class C1	2,089,981
Class FI	76,738,503
Class R	107,309
Class I	45,376,777
Class IS	100,333,889

Net Asset Value:
Class A (and redemption price)	$12.27
Class C*	$12.27
Class C1*	$12.27
Class FI (and redemption price)	$12.27
Class R (and redemption price)	$12.27
Class I (and redemption price)	$12.27
Class IS (and redemption price)	$12.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.81

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Interest	$48,589,063

Expenses:
Investment management fee (Note 2)	5,827,013
Service and/or distribution fees (Notes 2 and 5)	1,450,356
Transfer agent fees (Note 5)	967,357
Fund accounting fees	104,188
Directors’ fees	89,206
Fees recaptured by investment manager (Note 2)	76,291
Registration fees	56,223
Legal fees	48,654
Audit and tax	36,661
Shareholder reports	30,886
Custody fees	30,032
Insurance	29,002
Miscellaneous expenses	12,000
Total Expenses	8,757,869
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(56,799)
Net Expenses	8,701,070
Net Investment Income	39,887,993

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	5,791,470
Futures contracts	3,799,101
Written options	4,538,903
Swap contracts	(1,629,113)
Net Realized Gain	12,500,361
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	96,373,854
Futures contracts	1,451,107
Written options	(119,681)
Swap contracts	(183,459)
Change in Net Unrealized Appreciation (Depreciation)	97,521,821
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	110,022,182
Increase in Net Assets from Operations	$149,910,175

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	37

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$39,887,993	$75,008,246
Net realized gain (loss)	12,500,361	(16,242,650)
Change in net unrealized appreciation (depreciation)	97,521,821	(121,338,873)
Increase (Decrease) in Net Assets From Operations	149,910,175	(62,573,277)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(42,056,893)	(82,132,300)
Decrease in Net Assets From Distributions to Shareholders	(42,056,893)	(82,132,300)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	220,612,931	580,796,910
Reinvestment of distributions	40,574,414	78,726,694
Cost of shares repurchased	(300,153,688)	(1,082,877,116)
Decrease in Net Assets From Fund Share Transactions	(38,966,343)	(423,353,512)
Increase (Decrease) in Net Assets	68,886,939	(568,059,089)

Net Assets:
Beginning of period	2,839,452,630	3,407,511,719
End of period*	$2,908,339,569	$2,839,452,630
*Includesundistributed net investment income of:	$3,006,212	$5,175,112

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2014 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.81	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.15	0.26	0.17
Net realized and unrealized gain (loss)	0.47	(0.53)	0.31
Total income (loss) from operations	0.62	(0.27)	0.48

Less distributions from:
Net investment income	(0.16)	(0.29)	(0.19)
Total distributions	(0.16)	(0.29)	(0.19)

Net asset value, end of period	$12.27	$11.81	$12.37
Total return[4]	5.29%	(2.23)%	3.96%

Net assets, end of period (000s)	$147,289	$194,314	$263,926

Ratios to average net assets:
Gross expenses	0.92%[5]	0.87%	0.84%[5]
Net expenses[6,7]	0.90 [5,8]	0.87	0.84 [5]
Net investment income	2.54 [5]	2.13	2.06 [5]

Portfolio turnover rate[9]	44%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period April 30, 2012 (commencement of operations) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174% for the six months ended June 30, 2014, 345% for the year ended December 31, 2013 and 418% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.81	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.11	0.17	0.11
Net realized and unrealized gain (loss)	0.47	(0.53)	0.30
Total income (loss) from operations	0.58	(0.36)	0.41

Less distributions from:
Net investment income	(0.12)	(0.20)	(0.12)
Total distributions	(0.12)	(0.20)	(0.12)

Net asset value, end of period	$12.27	$11.81	$12.37
Total return[4]	4.90%	(2.94)%	3.43%

Net assets, end of period (000s)	$3,450	$3,016	$1,897

Ratios to average net assets:
Gross expenses	1.75%[5]	1.73%	1.47%[5]
Net expenses[6,7]	1.65 [5,8]	1.60 [8]	1.47 [5]
Net investment income	1.80 [5]	1.42	1.35 [5]

Portfolio turnover rate[9]	44%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period April 30, 2012 (commencement of operations) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174% for the six months ended June 30, 2014, 345% for the year ended December 31, 2013 and 418% for the period ended December 31, 2012.

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2014 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.82	$12.37	$12.40

Income (loss) from operations:
Net investment income	0.13	0.21	0.05
Net realized and unrealized gain (loss)	0.46	(0.52)	(0.03)
Total income (loss) from operations	0.59	(0.31)	0.02

Less distributions from:
Net investment income	(0.14)	(0.24)	(0.05)
Total distributions	(0.14)	(0.24)	(0.05)

Net asset value, end of period	$12.27	$11.82	$12.37
Total return[4]	5.00%	(2.53)%	0.17%

Net assets, end of period (000s)	$25,648	$27,827	$41,417

Ratios to average net assets:
Gross expenses	1.29%[5]	1.27%	1.28%[5]
Net expenses[6,7]	1.29 [5]	1.27	1.28 [5]
Net investment income	2.16 [5]	1.72	1.63 [5]

Portfolio turnover rate[8]	44%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period October 3, 2012 (commencement of operations) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174% for the six months ended June 30, 2014, 345% for the year ended December 31, 2013 and 418% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1,2]	2014[3]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$11.82	$12.37	$11.87	$11.42	$10.62	$9.08

Income (loss) from operations:
Net investment income	0.16	0.27	0.28	0.35	0.43	0.45
Net realized and unrealized gain (loss)	0.46	(0.52)	0.52	0.47	0.82	1.61
Total income (loss) from operations	0.62	(0.25)	0.80	0.82	1.25	2.06

Less distributions from:
Net investment income	(0.17)	(0.30)	(0.30)	(0.37)	(0.45)	(0.52)
Total distributions	(0.17)	(0.30)	(0.30)	(0.37)	(0.45)	(0.52)

Net asset value, end of period	$12.27	$11.82	$12.37	$11.87	$11.42	$10.62
Total return[4]	5.24%	(2.06)%	6.82%	7.24%	11.91%	23.37%

Net assets, end of period (000s)	$941,736	$913,908	$942,713	$639,281	$384,186	$1,199,219

Ratios to average net assets:
Gross expenses	0.82%[5,6]	0.83%[6]	0.75%[6]	0.75%	0.79%	0.78%
Net expenses[7,8,9]	0.81 [5,6]	0.78 [6]	0.75 [6]	0.74	0.75	0.75
Net investment income	2.63 [5]	2.24	2.29	3.01	3.85	4.70

Portfolio turnover rate	44%[10]	147%[10]	149%[10]	141%[10]	406%	221%

[1]	In April 2010, Financial Intermediary Class shares were renamed Class FI shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.79%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses did not exceed 0.77%. Prior to May 1, 2012, as the result of an expense limitation arrangement, the ratio of expenses to average net assets of Class FI shares did not exceed 0.75%. These expense limitations do not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174% for the six months ended June 30, 2014 and 345%, 418% and 556% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2014 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$11.82	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.14	0.22	0.14
Net realized and unrealized gain (loss)	0.46	(0.52)	0.31
Total income (loss) from operations	0.60	(0.30)	0.45

Less distributions from:
Net investment income	(0.15)	(0.25)	(0.16)
Total distributions	(0.15)	(0.25)	(0.16)

Net asset value, end of period	$12.27	$11.82	$12.37
Total return[4]	5.07%	(2.42)%	3.73%

Net assets, end of period (000s)	$1,317	$963	$1,511

Ratios to average net assets:
Gross expenses	1.38%[5]	1.27%[6]	1.40%[5]
Net expenses[7,8,9]	1.15 [5]	1.15 [6]	1.15 [5]
Net investment income	2.30 [5]	1.84	1.72 [5]

Portfolio turnover rate[10]	44%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period April 30, 2012 (commencement of operations) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174% for the six months ended June 30, 2014, 345% for the year ended December 31, 2013 and 418% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2014[3]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$11.81	$12.37	$11.86	$11.42	$10.62	$9.08

Income (loss) from operations:
Net investment income	0.17	0.30	0.31	0.38	0.46	0.48
Net realized and unrealized gain (loss)	0.47	(0.53)	0.53	0.45	0.82	1.61
Total income (loss) from operations	0.64	(0.23)	0.84	0.83	1.28	2.09

Less distributions from:
Net investment income	(0.18)	(0.33)	(0.33)	(0.39)	(0.48)	(0.55)
Total distributions	(0.18)	(0.33)	(0.33)	(0.39)	(0.48)	(0.55)

Net asset value, end of period	$12.27	$11.81	$12.37	$11.86	$11.42	$10.62
Total return[4]	5.48%	(1.86)%	7.15%	7.38%	12.20%	23.68%

Net assets, end of period (000s)	$556,688	$570,450	$938,146	$1,576,949	$1,689,352	$2,170,146

Ratios to average net assets:
Gross expenses	0.53%[5]	0.49%	0.52%	0.52%	0.50%	0.49%
Net expenses[6]	0.53 [5]	0.49	0.52	0.52	0.50	0.49
Net investment income	2.91 [5]	2.48	2.57	3.25	4.07	5.00

Portfolio turnover rate	44%[7]	147%[7]	149%[7]	141%[7]	406%	221%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174% for the six months ended June 30, 2014 and 345%, 418% and 556% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2014 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2014[3]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$11.82	$12.38	$11.87	$11.43	$10.63	$9.09

Income (loss) from operations:
Net investment income	0.18	0.31	0.31	0.39	0.47	0.48
Net realized and unrealized gain (loss)	0.47	(0.53)	0.54	0.45	0.82	1.61
Total income (loss) from operations	0.65	(0.22)	0.85	0.84	1.29	2.09

Less distributions from:
Net investment income	(0.19)	(0.34)	(0.34)	(0.40)	(0.49)	(0.55)
Total distributions	(0.19)	(0.34)	(0.34)	(0.40)	(0.49)	(0.55)

Net asset value, end of period	$12.28	$11.82	$12.38	$11.87	$11.43	$10.63
Total return[4]	5.52%	(1.81)%	7.23%	7.46%	12.25%	23.72%

Net assets, end of period (000s)	$1,232,212	$1,128,974	$1,217,902	$160,699	$109,098	$247,070

Ratios to average net assets:
Gross expenses	0.45%[5,6]	0.45%[6]	0.45%	0.45%	0.44%	0.44%
Net expenses[7,8]	0.45 [5,6,9]	0.44 [6,9]	0.45 [9]	0.45	0.44 [9]	0.44
Net investment income	3.00 [5]	2.57	2.51	3.31	4.13	5.00

Portfolio turnover rate	44%[10]	147%[10]	149%[10]	141%[10]	406%	221%

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.50%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174% for the six months ended June 30, 2014 and 345%, 418% and 556% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2014 Semi-Annual Report	45

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

46	Western Asset Core Bond Fund 2014 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Core Bond Fund 2014 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$378,217,968	$0	*	$378,217,968
Other corporate bonds & notes	—	633,469,384	—		633,469,384
Asset-backed securities	—	179,818,865	20,155,687		199,974,552
Collateralized mortgage obligations	—	499,360,865	—		499,360,865
Mortgage-backed securities	—	793,158,338	—		793,158,338
Municipal bonds	—	5,905,787	—		5,905,787
Sovereign bonds	—	143,559,458	—		143,559,458
U.S. government & agency obligations	—	185,159,566	—		185,159,566
U.S. Treasury inflation protected securities	—	51,365,988	—		51,365,988
Purchased options	$146,383	—	—		146,383
Total long-term investments	$146,383	$2,870,016,219	$20,155,687		$2,890,318,289
Short-term investments†	—	398,959,672	—		398,959,672
Total investments	$146,383	$3,268,975,891	$20,155,687		$3,289,277,961
Other financial instruments:
Futures contracts	$2,442,348	—	—		$2,442,348
OTC credit default swaps on corporate issues — sell protection‡	—	$201,232	—		201,232
OTC credit default swaps on credit indices — sell protection‡	—	465,602	—		465,602
Total other financial instruments	$2,442,348	$666,834	—		$3,109,182
Total	$2,588,731	$3,269,642,725	$20,155,687		$3,292,387,143

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$466,531	—	—	$466,531
Futures contracts	3,288,639	—	—	3,288,639
Centrally cleared interest rate swaps	—	$3,631,118	—	3,631,118
Centrally cleared credit default swaps on credit indices — buy protection	—	629,664	—	629,664
OTC interest rate swaps‡	—	2,558,015	—	2,558,015
OTC credit default swaps on corporate issues — buy protection‡	—	264,274	—	264,274
Total	$3,755,170	$7,083,071	—	$10,838,241

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

48	Western Asset Core Bond Fund 2014 Semi-Annual Report

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Western Asset Core Bond Fund 2014 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in

50	Western Asset Core Bond Fund 2014 Semi-Annual Report

certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2014, the total notional value

Western Asset Core Bond Fund 2014 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

of all credit default swaps to sell protection is $19,286,354. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2014, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

52	Western Asset Core Bond Fund 2014 Semi-Annual Report

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material

Western Asset Core Bond Fund 2014 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

54	Western Asset Core Bond Fund 2014 Semi-Annual Report

As of June 30, 2014, the Fund held written options, OTC credit default swaps and OTC interest rate swaps with credit related contingent features which had a liability position of $3,288,820. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2014, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $3,669,419, which could be used to offset the required payment.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Core Bond Fund 2014 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion.

The investment manager has agreed to waive fees or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total operating expenses are not expected to exceed: 0.90%, 1.65%, 1.42%, 0.85%, 1.15% and 0.45% for Class A, Class C, Class C1, Class FI, Class R and Class IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Directors’ consent. Prior to May 1, 2012, the investment manager had agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational fees) so that total operating expenses did not exceed: 0.50% and 0.75% for Class IS and Class FI shares, respectively.

Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) did not exceed 0.79% for Class FI shares.

During the six months ended June 30, 2014, fees waived and/or expenses reimbursed amounted to $56,799.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

56	Western Asset Core Bond Fund 2014 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2014, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2014	—	—	—	$3,184	$95	—	$24,515
Expires December 31, 2015	—	$3,961	—	409,876	1,380	—	68,717
Expires December 31, 2016	$14,956	1,536	—	32,805	1,366	—	6,136
Fee waivers/expense reimbursements subject to recapture	$14,956	$5,497	—	$445,865	$2,841	—	$99,368

For the six months ended June 30, 2014, LMPFA recaptured $75,677 and $614 for Class FI and Class IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2014, LMIS and its affiliates retained sales charges of $23,275 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2014, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$29	—	—

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$359,133,563	$4,636,711,270
Sales	343,007,511	4,750,530,248

Western Asset Core Bond Fund 2014 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$129,725,854
Gross unrealized depreciation	(69,081,863)
Net unrealized appreciation	$60,643,991

At June 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,107	12/15	$273,800,335	$274,162,388	$362,053
90-Day Eurodollar	970	6/16	238,376,053	239,008,000	631,947
U.S. Treasury 5-Year Notes	1,180	9/14	140,709,647	140,963,907	254,260
U.S. Treasury Ultra Long-Term Bonds	1,336	9/14	199,130,326	200,316,500	1,186,174
					2,434,434
Contracts to Sell:
90-Day Eurodollar	1,000	9/14	$249,084,250	$249,400,000	(315,750)
90-Day Eurodollar	942	6/18	227,729,339	228,482,100	(752,761)
U.S. Treasury 2-Year Notes	65	9/14	14,281,508	14,273,594	7,914
U.S. Treasury 10-Year Notes	2,091	9/14	260,688,204	261,734,391	(1,046,187)
U.S. Treasury Long-Term Bonds	1,566	9/14	213,661,684	214,835,625	(1,173,941)
					(3,280,725)
Net unrealized depreciation on open futures contracts					$(846,291)

During the six months ended June 30, 2014, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2013	1,322	$698,860
Options written	12,846	5,550,900
Options closed	(2,706)	(1,522,198)
Options exercised	(4,444)	(2,007,362)
Options expired	(5,972)	(2,170,974)
Written options, outstanding as of June 30, 2014	1,046	$549,226

At June 30, 2014, the Fund held TBA securities with a total cost of $387,494,805.

58	Western Asset Core Bond Fund 2014 Semi-Annual Report

At June 30, 2014, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC	$4,400,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	$(268,859)
Banc of America Securities LLC	2,750,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(212,962)
Banc of America Securities LLC	4,120,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(439,398)
Credit Suisse	2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(287,499)
Deutsche Bank AG	5,620,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(506,953)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(512,429)
RBS Greenwich	4,250,000	3/1/16	5.120% semi-annually	3-Month LIBOR	—	(329,915)
Total	$27,680,000				—	$(2,558,015)

CENTRALLY CLEARED INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund†	Payments Received By The Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR	$(1,411,708)	$(3,631,118)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2014[3]	Periodic Payments Received By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,710,000	6/20/21	0.80%	1.000% quarterly	$35,384	$32,743	$2,641
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	7,100,000	3/20/24	0.85%	1.000% quarterly	91,216	(152,097)	243,313
Deutsche Bank AG (Ford Motor Credit Co., 7.450%, due 7/16/31)	1,700,000	3/20/15	0.12%	2.930% quarterly	34,815	—	34,815
Deutsche Bank AG (Metlife Inc, 4.750% due 2/8/21)	1,820,000	9/20/21	0.82%	1.000% quarterly	21,538	21,557	(19)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	1,400,000	6/20/21	0.80%	1.000% quarterly	18,279	17,842	437
Total	$14,730,000				$201,232	$(79,955)	$281,187

Western Asset Core Bond Fund 2014 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread At June 30, 2014[3]	Periodic Payments Made By The Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Banc of America Securities LLC (Marriot International Inc., 5.810%, due 11/10/15)	$4,400,000	12/20/15	0.08%	0.730% monthly	$(42,834)	—	$(42,834)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	4,120,000	12/20/16	0.44%	1.040% quarterly	(60,837)	—	(60,837)
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	2,750,000	12/20/15	0.11%	1.130% quarterly	(41,823)	—	(41,823)
Credit Suisse (Southwest Airlines Co., 5.250%, due 10/1/14)	2,420,000	3/20/17	0.25%	0.690% quarterly	(28,996)	—	(28,996)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	5,620,000	6/20/16	0.11%	0.580% quarterly	(52,339)	—	(52,339)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	4,120,000	3/20/17	0.83%	0.890% quarterly	(7,130)	—	(7,130)
RBS Greenwich (Home Depot Inc., 5.400%, due 3/1/16)	4,250,000	3/20/16	0.07%	0.480% quarterly	(30,315)	—	(30,315)
Total	$27,680,000				$(264,274)	—	$(264,274)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1)	$4,556,354	7/25/36	4.420% monthly	$465,602	$364,446	$101,156

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Inc. (Markit CDX.NA.IG.20)	$36,000,000	6/20/18	1.000% quarterly	$(788,619)	$(158,955)	$(629,664)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

60	Western Asset Core Bond Fund 2014 Semi-Annual Report

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$146,383	—	$146,383
Futures contracts[3]	2,442,348	—	2,442,348
OTC swap contracts[4]		$666,834	666,834
Total	$2,588,731	$666,834	$3,255,565

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$446,531	—	$446,531
Futures contracts[3]	3,288,639	—	3,288,639
OTC swap contracts[4]	2,558,015	$264,274	2,822,289
Centrally cleared swap contracts[5]	3,631,118	629,664	4,260,782
Total	$9,924,303	$893,938	$10,818,241

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Core Bond Fund 2014 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,000,125)	—	$(1,000,125)
Written options	4,538,903	—	4,538,903
Futures contracts	3,799,101	—	3,799,101
Swap contracts	(1,718,623)	$89,510	(1,629,113)
Total	$5,619,256	$89,510	$5,708,766

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(133,431)	—	$(133,431)
Written options	(119,681)	—	(119,681)
Futures contracts	1,451,107	—	1,451,107
Swap contracts	(120,572)	$(62,887)	(183,459)
Total	$1,077,423	$(62,887)	$1,014,536

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$161,421
Written options	898,776
Futures contracts (to buy)	718,435,265
Futures contracts (to sell)	730,116,852

Average Notional Balance
Interest rate swap contracts	$268,045,714
Credit default swap contracts (to buy protection)	71,364,286
Credit default swap contracts (to sell protection)	18,337,920

62	Western Asset Core Bond Fund 2014 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$146,383	—	$146,383
Futures contracts[3]	423,412	—	423,412
OTC swap contracts	666,834	—	666,834
Total	$1,236,629	—	$1,236,629

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$466,531	$(466,531)	—
Centrally cleared swap contracts[3]	52,515	(52,515)	—
OTC swap contracts	2,822,289	(2,822,289)	—
Total	$3,341,335	$(3,341,335)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$192,678	$171,256
Class C	15,431	4,714
Class C1	93,128	18,844
Class FI	1,146,111	490,833
Class R	3,008	2,607
Class I	—	239,834
Class IS	—	39,269
Total	$1,450,356	$967,357

Western Asset Core Bond Fund 2014 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$14,956
Class C	1,536
Class C1	—
Class FI	32,805
Class R	1,366
Class I	—
Class IS	6,136
Total	$56,799

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Net Investment Income:
Class A	$2,077,464	$5,204,891
Class C	30,043	48,851
Class C1	308,463	675,459
Class FI	12,777,822	23,299,017
Class R	14,726	23,224
Class I	8,458,739	20,312,336
Class IS	18,389,636	32,568,522
Total	$42,056,893	$82,132,300

7. Capital shares

At June 30, 2014, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,092,525	$13,189,804	3,498,068	$42,053,547
Shares issued on reinvestment	166,300	2,015,366	422,544	5,086,541
Shares repurchased	(5,702,825)	(68,456,888)	(8,811,948)	(106,289,977)
Net decrease	(4,444,000)	$(53,251,718)	(4,891,336)	$(59,149,889)

Class C
Shares sold	87,256	$1,058,101	276,163	$3,361,862
Shares issued on reinvestment	1,816	22,023	3,151	37,903
Shares repurchased	(63,248)	(763,921)	(177,402)	(2,128,624)
Net increase	25,824	$316,203	101,912	$1,271,141

64	Western Asset Core Bond Fund 2014 Semi-Annual Report

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class C1
Shares sold	3,049	$36,911	11,907	$144,958
Shares issued on reinvestment	23,308	282,649	49,397	594,493
Shares repurchased	(291,429)	(3,519,416)	(1,054,326)	(12,684,321)
Net decrease	(265,072)	$(3,199,856)	(993,022)	$(11,944,870)

Class FI
Shares sold	3,032,882	$36,611,765	14,505,092	$176,526,833
Shares issued on reinvestment	1,046,587	12,694,915	1,922,990	23,130,765
Shares repurchased	(4,686,310)	(56,501,036)	(15,289,261)	(184,903,656)
Net increase (decrease)	(606,841)	$(7,194,356)	1,138,821	$14,753,942

Class R
Shares sold	40,187	$482,477	46,224	$562,375
Shares issued on reinvestment	1,019	12,361	1,761	21,200
Shares repurchased	(15,402)	(185,427)	(88,677)	(1,080,239)
Net increase (decrease)	25,804	$309,411	(40,692)	$(496,664)

Class I
Shares sold	5,754,336	$69,750,818	11,796,348	$141,780,752
Shares issued on reinvestment	626,427	7,592,111	1,499,495	18,067,252
Shares repurchased	(9,296,191)	(112,313,750)	(40,866,049)	(491,474,422)
Net decrease	(2,915,428)	$(34,970,821)	(27,570,206)	$(331,626,418)

Class IS
Shares sold	8,221,649	$99,483,055	18,034,854	$216,366,583
Shares issued on reinvestment	1,478,921	17,954,989	2,640,432	31,788,540
Shares repurchased	(4,842,701)	(58,413,250)	(23,582,379)	(284,315,877)
Net increase (decrease)	4,857,869	$59,024,794	(2,907,093)	$(36,160,754)

8. Capital loss carryforward

As of December 31, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2015	$(84,734,017)
12/31/2016	(33,885,094)
12/31/2017	(250,607,702)
12/31/2018	(33,363,704)
$(402,590,517)

These amounts will be available to offset any future taxable capital gains.

Western Asset Core Bond Fund 2014 Semi-Annual Report	65

Western Asset

Core Bond Fund

Directors

William E. B. Siart,

Chairman

Robert Abeles

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent*

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund’s transfer agent.

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/14 SR14-2289

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 21, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2014